Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Segments [Abstract]
adjustments for share based payments including employer tax	€ 5.5	€ 4.2	€ 9.7	€ 6.4
Acquisition related costs	€ 0.3	€ 5.7	€ 0.3	€ 8.2